Income Taxes (Details) - Schedule of deferred tax asset and liability - USD ($)	Sep. 30, 2022	Sep. 30, 2021
Deferred tax assets:
Tax loss carry forwards	$ 1,799,474	$ 951,323
Bad debt allowance	207,650	236
Reserve of inventory	62,932	26,757
Advertising expense	147,968	23,995
Less: valuation allowance	(2,172,738)	(416,883)
Deferred tax assets, net	$ 45,286	$ 585,428